SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,517,926	$ 1,517,926
Accumulated Amortization	(173,459)	(140,525)
Net Carrying Value	535,362	1,377,401
Net Carrying Value	3,608,949	3,608,949	$ 4,523,040
Net Carrying Value	$ 1,344,467	$ 1,377,401	$ 1,509,136
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	Indefinite	Indefinite
Cost	$ 4,523,040	$ 4,523,040
Impairment	(914,091)	(914,091)
Net Carrying Value	$ 3,608,949	$ 3,608,949
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	13 years 9 months	14 years
Cost	$ 693,330	$ 693,330
Accumulated Amortization	(57,777)	(46,222)
Net Carrying Value		$ 647,108
Net Carrying Value	$ 635,553
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	13 years 9 months	14 years
Cost	$ 710,060	$ 710,060
Accumulated Amortization	(59,170)	(47,337)
Net Carrying Value		$ 662,723
Net Carrying Value	$ 650,890
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	1 year 6 months	1 year 9 months
Cost	$ 114,536	$ 114,536
Accumulated Amortization	(56,512)	(46,966)
Net Carrying Value		$ 67,570
Net Carrying Value	$ 58,024